				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     3-31-09
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     5-14-09
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          60
                                         -------------------

Form 13F Information Table Value Total:       $115,791 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       383          8,030    SH      OTHER       1               8,030
ADC TELECOM INC			    COM	      000886309       131         29,942    SH      OTHER       1              29,942
ASSOCIATED BANC CORP                COM       045487105       852         55,150    SH      OTHER       1              55,150
BALL CORP                           COM       058498106       260          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     2,521         49,221    SH      OTHER       1              49,221
BEMIS CO                            COM       081437105     2,501        119,270    SH      OTHER       1             119,270
BP PLC SPONS ADR                    COM       055622104     2,297         57,284    SH      OTHER       1              57,284
BRISTOL MYERS SQUIBB CO             COM       110122108       626         28,540    SH      OTHER       1              28,540
CH ROBINSON WORLDWIDE INC	    COM       12541W209       351          7,700    SH      OTHER       1               7,700
CHEVRON CORPORATION                 COM       166764100       828         12,307    SH      OTHER       1              12,307
CONOCOPHILLIPS                      COM       20825C104       457         11,662    SH      OTHER       1              11,662
CORNING INC                         COM       219350105     1,728        130,250    SH      OTHER       1             130,250
DONALDSON INC                       COM       257651109     1,376         51,250    SH      OTHER       1              51,250
DU PONT E I DE NEMOURS & CO         COM       263534109       313         14,000    SH      OTHER       1              14,000
ECOLAB INC COM                      COM       278865100     1,495         43,055    SH      OTHER       1              43,055
ELI LILLY & CO.                     COM       532457108       897         26,845    SH      OTHER       1              26,845
EMERSON ELECTRIC                    COM       291011104     3,347        117,120    SH      OTHER       1             117,120
EXXON MOBIL CORP                    COM       30231G102     2,479         36,405    SH      OTHER       1              36,405
FASTENAL CO                         COM       311900104       775         24,110    SH      OTHER       1              24,110
G & K SVCS INC CL A                 COM       361268105       307         16,250    SH      OTHER       1              16,250
GENERAL ELECTRIC CORP               COM       369604103     1,937        191,631    SH      OTHER       1             191,631
GENERAL MLS INC                     COM       370334104     3,026         60,675    SH      OTHER       1              60,675
GRACO INC                           COM       384109104     1,515         88,770    SH      OTHER       1              88,770
HAWKINS INC                         COM       420261109       309         20,000    SH      OTHER       1              20,000
HOME DEPOT INC                      COM       437076102     2,236         94,925    SH      OTHER       1              94,925
HONEYWELL INTERNATIONAL INC         COM       438516106     2,028         72,800    SH      OTHER       1              72,800
HORMEL FOODS CORP                   COM       440452100     2,945         92,875    SH      OTHER       1              92,875
INTEL CORP                          COM       458140100     1,760        117,100    SH      OTHER       1             117,100
INTL. BUSINESS MACHINES CORP        COM       459200101     1,778         18,350    SH      OTHER       1              18,350
JOHNSON & JOHNSON                   COM       478160104     4,029         76,591    SH      OTHER       1              76,591
JP MORGAN CHASE & CO                COM       46625H100       405         15,250    SH      OTHER       1              15,250
KIMBERLY-CLARK CORP                 COM       494368103     1,169         25,350    SH      OTHER       1              25,350
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106     9,407        319,202    SH      OTHER       1             319,202
MERCK & CO INC                      COM       589331107       931         34,800    SH      OTHER       1              34,800
MICROSOFT CORP                      COM       594918104       687         37,380    SH      OTHER       1              37,380
MMM CO                              COM       88579Y101     3,111         62,580    SH      OTHER       1              62,580
MTS SYS CORP                        COM       553777103       277         12,175    SH      OTHER       1              12,175
PATTERSON COS INC                   COM       703395103     1,662         88,125    SH      OTHER       1              88,125
PENTAIR INC                         COM       709631105     2,151         99,250    SH      OTHER       1              99,250
PFIZER INC                          COM       717081103     1,764        129,480    SH      OTHER       1             129,480
PRINCIPAL FINANCIAL GROUP           COM       74251V102       481         58,810    SH      OTHER       1              58,810
PROCTER & GAMBLE COMPANY            COM       742718109       504         10,693    SH      OTHER       1              10,693
SCHLUMBERGER LTD                    COM       806857108     2,066         50,850    SH      OTHER       1              50,850
ST JUDE MED INC                     COM       790849103       550         15,150    SH      OTHER       1              15,150
STRATASYS INC			    COM	      862685104       126         15,200    SH      OTHER       1              15,200
SURMODICS INC                       COM       868873100       231         12,650    SH      OTHER       1              12,650
TARGET CORP                         COM       87612E106     4,034        117,302    SH      OTHER       1             117,302
TCF FINANCIAL                       COM       872275102     1,753        149,100    SH      OTHER       1             149,100
TECHNE CORP                         COM       878377100       747         13,650    SH      OTHER       1              13,650
TORO CO                             COM       891092108       340         14,075    SH      OTHER       1              14,075
UNITED PARCEL SVC INC               COM       911312106     2,092         42,500    SH      OTHER       1              42,500
US BANCORP                          COM       902973304     1,964        134,411    SH      OTHER       1             134,411
VALSPAR CORP                        COM       920355104     3,789        189,725    SH      OTHER       1             189,725
VERIZON COMMUNICATIONS              COM       92343V104     1,387         45,916    SH      OTHER       1              45,916
WALT DISNEY CO			    COM       254687106       941         51,825    SH      OTHER       1              51,825
WELLS FARGO & CO                    COM       949746101     2,177        152,891    SH      OTHER       1             152,891
WESTERN UNION CO                    COM       959802109       810         64,400    SH      OTHER       1              64,400
XCEL ENERGY INC                     COM       98389B100       962         51,650    SH      OTHER       1              51,650
ZIMMER HLDGS INC                    COM       98956P102     1,658         45,435    SH      OTHER       1              45,435

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    22,127        858,983    SH      SOLE                      858,983




GRAND TOTALS                                              115,791      4,596,916                                    4,596,916